Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 2,236	¥ 2,864	¥ 2,494
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2022	958
2023	817
2024	779
2025	354
2026	327
2027 and thereafter	2,263
Total	¥ 5,498